Fair Value Disclosures (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	$ 27,771	$ 39,844
Total (losses) gains (realized/unrealized) included in earnings	(1,307)	(1,628)
Net unrealized gains (losses) included in other comprehensive income	328	(1,938)
Purchases	4,733	3,903
Sales	(2,189)	(6,429)
Transfers in	217	2,474
Transfers out	(5,634)	(8,455)
Balance, end of period	23,919	27,771
Foreign governments
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period		569
Total (losses) gains (realized/unrealized) included in earnings		0
Net unrealized gains (losses) included in other comprehensive income		(17)
Purchases		0
Sales		0
Transfers in		0
Transfers out		(552)
Balance, end of period		0
Commercial mortgage-backed
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	299	638
Total (losses) gains (realized/unrealized) included in earnings	0	5
Net unrealized gains (losses) included in other comprehensive income	(9)	(11)
Purchases	0	0
Sales	(88)	(333)
Transfers in	0	0
Transfers out	0	0
Balance, end of period	202	299
Residential mortgage-backed
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	884	1,141
Total (losses) gains (realized/unrealized) included in earnings	0	(8)
Net unrealized gains (losses) included in other comprehensive income	0	(26)
Purchases	0	0
Sales	0	(223)
Transfers in	0	0
Transfers out	(884)	0
Balance, end of period	0	884
Corporate
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	23,124	32,376
Total (losses) gains (realized/unrealized) included in earnings	(117)	1,462
Net unrealized gains (losses) included in other comprehensive income	471	(1,803)
Purchases	4,733	1,597
Sales	(1,653)	(4,700)
Transfers in	217	2,085
Transfers out	(4,750)	(7,893)
Balance, end of period	22,025	23,124
Non-redeemable preferred stocks
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	1,448	10
Total (losses) gains (realized/unrealized) included in earnings	134	7
Net unrealized gains (losses) included in other comprehensive income	(134)	(81)
Purchases	0	2,306
Sales	(448)	(1,173)
Transfers in	0	389
Transfers out	0	(10)
Balance, end of period	1,000	1,448
Other assets.
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	2,016	5,110
Total (losses) gains (realized/unrealized) included in earnings	(1,324)	(3,094)
Net unrealized gains (losses) included in other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Transfers in	0	0
Transfers out	0	0
Balance, end of period	$ 692	$ 2,016